Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Net Loss	Net loss for the years ended December 31, 2025 and 2024, was as follows:
	December 31,
	2025	2024
Domestic	$(4,168,630)	$(41,380,390)
Foreign	(2,491,408)	(6,167,378)
Net Loss	$(6,660,038)	$(47,547,768)

Schedule of Provision for Income Taxes

Provision for income taxes for the years ended December 31, 2025 and 2024, consisted of the following:

	December 31,
	2025	2024
Current tax provision	$-	$-
Federal
State and local	670	15,325
Foreign	-	-
Total current tax provision	670	15,325
Deferred tax provision Federal	-	-
State and local	-	-
Foreign	-	-
Total deferred tax provision	-	-

Total provision for income taxes	$670	$15,325

Schedule of Deferred Tax Assets (Liabilities)

Deferred tax assets (liabilities) consist of the following:

	December 31,
	2025	2024
Deferred tax assets
Stock options issued for services	$1,324,167	$1,160,726
Net Operating Loss Carryforwards	38,426,844	35,154,469
Section 174 Expenditures	2,893,510	2,483,764
R&D Tax Credits	6,775,130	6,818,064
Interest carryforward	-	954,073
Other	489,297	481,565
Total gross deferred tax assets	49,908,948	47,052,660
Less Valuation Allowance	(49,908,948)	(47,011,175)
Net deferred tax assets	$-	$41,485

Deferred tax liabilities
Right of Use Asset	-	(25,298)
Unrealized Fx gain (loss)	-	(776)
Other	-	(15,411)
Total gross deferred tax liabilities	$-	$(41,485)

Net deferred tax liabilities	$-	$-

Schedule of Effective Income Tax Rate	A reconciliation of the U.S. federal statutory income tax rate to our effective tax rate pursuant to the disclosure requirements of ASU 2023-09 for the years ended December 31, 2025 and 2024 is as follows (in millions, except percentages):
	Year ended December 31,
	2025		2024
Federal income tax at the Statutory Rate	$(1,365,016)	21%	$(9,983,550)	21%
Earnout-Share Liability	(2,733,444)	42%	3,267,600	-7%
Permanent Items	-	-	601,187	-1%
Foreign	814,835	-13%	-249,400	1%
State Taxes	462,099	-7%	-128,873	0%
Return to Provision	-	-	6,128	0%
Other	(504,001)	8%	(314,779)	1%
Change in valuation allowance	3,326,197	-51%	6,817,012	-14%
Total tax (benefit) expense	$670	0%	$15,325	-